Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (8,727,298)	$ (6,581,024)	$ (7,909,638)